LONG-TERM DEBT - Scheduled Debt Principal Repayments (Details) - 2020 Notes $ in Millions	Dec. 31, 2025 USD ($)
2030
Scheduled Debt Principal Repayments
Debt principal repayments	$ 100.0
2032
Scheduled Debt Principal Repayments
Debt principal repayments	$ 100.0